AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Principal				Principal
	Amount†		Value		Amount†		Value

Corporate Bonds and Notes - 61.9%				Old Republic International Corp.
				4.875%, 10/01/24	$4,915,000		$5,183,702
Financials - 21.4%
				Quicken Loans, Inc.
Ally Financial, Inc.				5.250%, 01/15/28 [1]	2,080,000		1,947,400
4.125%, 02/13/22	$7,915,000		$7,984,256	5.750%, 05/01/25 [1]	1,815,000		1,821,353
8.000%, 11/01/31	1,267,000		1,572,664
				Realty Income Corp.
Alta Wind Holdings LLC				5.750%, 01/15/21[2]	2,125,000		2,220,518
7.000%, 06/30/35[1]	5,179,895		5,513,160
				Royal Bank of Canada (Canada)
American International Group, Inc.				Series GMTN
4.875%, 06/01/22	560,000		592,445	1.625%, 04/15/19	1,348,000		1,347,468
Banco Santander, S.A. (Spain)				Royal Bank of Scotland Group PLC (United
5.179%, 11/19/25 [2]	17,200,000		18,152,785
				Kingdom)
Bank of America Corp.				6.125%, 12/15/22	4,650,000		4,946,682
(3 month LIBOR + 1.040%)				Societe Generale, S.A. (France)
3.419%, 12/20/28 [3]	12,410,000		12,135,106	4.750%, 11/24/25[1]	11,000,000		11,292,354
Citigroup, Inc.				5.200%, 04/15/21 [1]	7,000,000		7,307,169
5.130%, 11/12/19	5,835,000	NZD	4,033,200	Springleaf Finance Corp.
Cooperatieve Centrale				8.250%, 10/01/23	8,015,000		8,836,538
Raiffeisen-Boerenleenbank (Netherlands)				Weyerhaeuser Co.
3.875%, 02/08/22	9,090,000		9,348,610	6.875%, 12/15/33	12,890,000		16,294,926
3.950%, 11/09/22	2,190,000		2,230,142
				Total Financials			261,523,953
Equifax, Inc.
7.000%, 07/01/37	4,421,000		5,045,014	Industrials - 38.3%
The Goldman Sachs Group, Inc.				America Movil SAB de CV (Mexico)
6.750%, 10/01/37	9,880,000		12,044,470	6.450%, 12/05/22	169,300,000	MXN	8,024,420
iStar, Inc.				American Airlines 2016-2 Class B Pass
3.125%, 09/15/22 [4]	2,055,000		1,885,463	Through Trust
				4.375%, 06/15/24[1]	20,500,000		20,598,400
Jefferies Group LLC
5.125%, 01/20/23 [2]	8,800,000		9,322,205	American Airlines 2016-3 Class B Pass
				Through Trust
JPMorgan Chase & Co.				3.750%, 10/15/25	7,343,071		7,200,753
4.125%, 12/15/26	11,005,000		11,359,739
				American Airlines 2017-1B Class B Pass
JPMorgan Chase Bank, N. A.				Through Trust
BKNT				Series B
1.650%, 09/23/19	8,457,000		8,416,436	4.950%, 02/15/25	3,374,774		3,471,555
Lloyds Banking Group PLC (United Kingdom)				American Airlines 2017-2 Class B Pass
4.582%, 12/10/25	20,972,000		21,216,376	Through Trust
Marsh & McLennan Cos., Inc.				Series B
5.875%, 08/01/33	8,295,000		10,002,790	3.700%, 10/15/25	2,748,649		2,683,043
MBIA Insurance Corp.				APL, Ltd.
(3 month LIBOR + 11.260%)				8.000%, 01/15/24	250,000		217,500
14.047%, 01/15/33 [1,3]	525,000		343,875
				Apple, Inc.
Morgan Stanley				1.800%, 05/11/20	18,480,000		18,336,193
3.950%, 04/23/27	17,265,000		17,259,774	ArcelorMittal (Luxembourg)
GMTN, 4.350%, 09/08/26	5,000,000		5,129,710	6.750%, 03/01/41[5]	11,065,000		12,334,497
MTN, 6.250%, 08/09/26	11,000,000		12,740,994	7.000%, 10/15/39[5]	6,604,000		7,518,837
National City Corp.				AT&T, Inc.
6.875%, 05/15/19	1,905,000		1,914,544	3.400%, 05/15/25	13,530,000		13,388,154
National Life Insurance Co.				4.300%, 02/15/30	14,685,000		14,853,558
10.500%, 09/15/39[1]	5,000,000		7,994,497
				Booking Holdings, Inc.
Navient Corp.				0.900%, 09/15/21[4]	10,970,000		12,108,686
5.500%, 01/25/23	14,070,000		14,087,588

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount†	Value		Amount†	Value

Industrials - 38.3% (continued)			ERAC USA Finance LLC
			7.000%, 10/15/37[1]	$12,000,000	$15,394,076
CenturyLink, Inc.
Series S			Ford Motor Co.
6.450%, 06/15/21	$5,900,000	$6,143,375	6.375%, 02/01/29	1,990,000	2,052,458
Choice Hotels International, Inc.			Ford Motor Credit Co. LLC, GMTN
5.700%, 08/28/20	7,095,000	7,298,981	4.389%, 01/08/26	28,075,000	26,073,616
Continental Airlines, Inc. 2000-1 Class A-1 Pass			General Motors Co.
Through Trust			5.200%, 04/01/45	2,760,000	2,451,676
Series 00A1			General Motors Financial Co., Inc.
8.048%, 11/01/20	27,697	28,459	5.250%, 03/01/26	9,680,000	9,990,049
Continental Airlines, Inc. 2007-1 Class A Pass			Georgia-Pacific LLC
Through Trust			5.400%, 11/01/20[1]	5,175,000	5,379,464
Series 071A
5.983%, 04/19/22	12,402,012	13,045,677	HCA, Inc.
			4.500%, 02/15/27 [2]	3,040,000	3,122,011
Continental Airlines, Inc. 2007-1 Class B Pass			7.500%, 11/06/33	75,000	86,063
Through Trust			Hewlett Packard Enterprise Co.
Series 071B			6.350%, 10/15/45[5]	2,243,000	2,350,529
6.903%, 04/19/22	1,210,076	1,250,130
			International Business Machines Corp.
Continental Resources, Inc.			1.625%, 05/15/20	5,980,000	5,913,742
3.800%, 06/01/24	2,025,000	2,038,244
4.500%, 04/15/23	385,000	398,545	INVISTA Finance LLC
			4.250%, 10/15/19[1]	14,000,000	14,058,257
Corning, Inc.
6.850%, 03/01/29	9,142,000	11,118,806	Kinder Morgan Energy Partners, LP
Cox Communications, Inc.			3.500%, 09/01/23	6,685,000	6,771,436
4.800%, 02/01/35 [1]	3,369,000	3,186,108	4.150%, 03/01/22	5,620,000	5,795,895
			5.800%, 03/01/21	4,320,000	4,543,061
Cummins, Inc.			KLA-Tencor Corp.
5.650%, 03/01/98	6,460,000	7,346,098	5.650%, 11/01/34	4,590,000	4,977,843
Dell International LLC / EMC Corp.			Marks & Spencer PLC (United Kingdom)
6.020%, 06/15/26 [1]	3,270,000	3,517,051
			7.125%, 12/01/37 [1]	4,725,000	5,117,547
8.100%, 07/15/36 [1]	3,110,000	3,653,776
8.350%, 07/15/46 [1]	2,990,000	3,608,828	Masco Corp.
Delta Air Lines, Inc.			6.500%, 08/15/32	254,000	288,954
			7.125%, 03/15/20	357,000	370,951
2007-1 Class B Pass Through Trust			7.750%, 08/01/29	499,000	605,954
Series 071B
8.021%, 08/10/22	2,745,305	3,025,326	Methanex Corp. (Canada)
			5.250%, 03/01/22	350,000	360,733
Devon Energy Corp.
3.250%, 05/15/22	3,606,000	3,640,336	Microsoft Corp.
			1.100%, 08/08/19	3,819,000	3,799,309
Dillard's, Inc.
7.000%, 12/01/28	225,000	236,194	New Albertson's, Inc.
			7.450%, 08/01/29	3,165,000	2,801,025
Embraer Netherlands Finance BV (Netherlands)			7.750%, 06/15/26	915,000	832,650
5.400%, 02/01/27	2,325,000	2,505,188	MTN, Series C, 6.625%, 06/01/28	1,045,000	846,450
Enable Midstream Partners, LP			Newell Brands, Inc.
5.000%, 05/15/44[5]	2,725,000	2,446,887	4.000%, 12/01/24	3,085,000	2,973,351
Enbridge Energy Partners, LP			Noble Energy, Inc.
7.375%, 10/15/45	1,870,000	2,588,400	3.900%, 11/15/24 [2]	3,670,000	3,704,242
Energy Transfer Partners, LP / Regency			Nuance Communications, Inc.
Energy Finance Corp.			1.000%, 12/15/35[4]	2,140,000	1,996,313
4.500%, 11/01/23	700,000	729,256	1.250%, 04/01/25[4]	1,585,000	1,568,247
			1.500%, 11/01/35 [4]	50,000	49,750
EnLink Midstream Partners, LP
4.150%, 06/01/25	6,145,000	5,914,562	ONEOK Partners, LP
Enterprise Products Operating LLC			4.900%, 03/15/25	13,736,000	14,610,355
4.050%, 02/15/22	2,219,000	2,293,154

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount†	Value		Amount†		Value
Industrials - 38.3% (continued)			WestRock MWV LLC
			7.550%, 03/01/47	$970,000		$1,222,649
ONEOK Partners, LP
6.200%, 09/15/43	$245,000	$279,002	Total Industrials			467,471,484
Owens Corning			Utilities - 2.2%
7.000%, 12/01/36	2,715,000	3,087,495	DCP Midstream Operating, LP
Petrobras Global Finance BV (Netherlands)			6.450%, 11/03/36[1]	870,000		891,750
5.625%, 05/20/43	580,000	518,810	EDP Finance, B.V. (Netherlands)
PulteGroup, Inc.			4.900%, 10/01/19 [1]	600,000		604,992
6.000%, 02/15/35	8,860,000	8,494,525	Empresa Nacional de Electricidad S. A.
6.375%, 05/15/33	5,135,000	5,115,744	(Cayman Islands)
Qwest Capital Funding, Inc.			7.875%, 02/01/27	2,900,000		3,532,564
6.875%, 07/15/28	500,000	451,875	Enel Finance International, N. V. , EMTN
Qwest Corp.			(Netherlands)
7.250%, 09/15/25	1,185,000	1,275,796	5.750%, 09/14/40	210,000	GBP	355,193
			6.000%, 10/07/39[1]	11,152,000		12,312,830
Reliance Holding USA, Inc.
5.400%, 02/14/22 [1]	3,250,000	3,408,984	Enterprise Products Operating LLC
			3.900%, 02/15/24	6,400,000		6,644,329
Samsung Electronics Co., Ltd. (South Korea)
7.700%, 10/01/27 [1]	1,980,000	2,264,001	Tenaga Nasional Bhd (Malaysia)
			7.500%, 11/01/25	2,000,000		2,404,656
Sealed Air Corp.
5.500%, 09/15/25 [1]	1,580,000	1,663,266	Total Utilities			26,746,314
Telecom Italia Capital, S. A. (Luxembourg)			Total Corporate Bonds and Notes
6.000%, 09/30/34	4,665,000	4,315,125	(Cost $705,015,667)			755,741,751
6.375%, 11/15/33	3,530,000	3,406,450	Asset-Backed Securities - 2.1%
Telefonica Emisiones SAU (Spain)			FAN Engine Securitization, Ltd.
4.570%, 04/27/23	900,000	948,476	Series 2013-1A, Class 1A
Telekom Malaysia Bhd (Malaysia)			4.625%, 10/15/43[1]	9,595,709		9,535,064
7.875%, 08/01/25 [1]	250,000	306,814	Shenton Aircraft Investment I, Ltd.
Time Warner Cable LLC			Series 2015-1A, Class A
5.500%, 09/01/41	805,000	791,575	4.750%, 10/15/42[1]	16,496,879		16,647,550
The Toro Co.			Total Asset-Backed Securities
6.625%, 05/01/37	6,810,000	8,106,981	(Cost $25,853,564)			26,182,614
Transcontinental Gas Pipe Line Co. LLC			Mortgage-Backed Securities - 0.2%
7.850%, 02/01/26	15,140,000	18,929,656	Commercial Mortgage Trust
UAL 2007-1 Pass Through Trust			Series 2014-UBS4, Class A2
Series 071A			2.963%, 08/10/47	1,980,476		1,979,341
6.636%, 07/02/22	8,227,377	8,652,732	JPMorgan Chase Commercial Mortgage
United Airlines 2016-2 Class B Pass			Securities Trust
Through Trust			Series 2014-C20, Class A2
Series 16-2			2.872%, 07/15/47	435,425		434,825
3.650%, 10/07/25	2,150,555	2,093,996	WFRBS Commercial Mortgage Trust
United States Steel Corp.			Series 2011-C3, Class D
6.650%, 06/01/37 [2]	3,595,000	3,163,600	5.684%, 03/15/44[1,6]	435,000		403,136
US Airways 2011-1 Class A Pass Through Trust			Total Mortgage-Backed Securities
Series A			(Cost $2,816,357)			2,817,302
7.125%, 10/22/23	2,140,267	2,372,272	Municipal Bonds - 1.2%
Vale Overseas, Ltd. (Brazil)			Illinois State
6.875%, 11/21/36	1,759,000	2,012,296	5.100%, 06/01/33	1,070,000		1,051,403
Verizon Communications, Inc.			Michigan Tobacco Settlement Finance Authority
3.500%, 11/01/24	27,900,000	28,567,777	7.309%, 06/01/46	2,055,000		2,040,759
Virgin Australia 2013-1A Trust (Australia)
5.000%, 10/23/23 [1]	378,355	386,603

3

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount†		Value			Shares	Value

Municipal Bonds - 1.2% (continued)					Information Technology - 0.3%
Virginia Tobacco Settlement Financing Corp.					Corning, Inc.	116,383	$3,852,277
6.706%, 06/01/46	$11,675,000		$11,279,685		Total Common Stocks
Total Municipal Bonds					(Cost $16,839,813)		18,090,152
(Cost $14,185,365)			14,371,847		Preferred Stocks - 0.9%
U. S. Government and Agency Obligations -					Financials - 0.9%
1.9%
					Bank of America Corp., 7.25% [4]	7,808	10,165,001
Fannie Mae - 0.1%
					Navient Corp., 6.00%	41,250	868,725
FNMA,
3.000%, 07/01/27	1,351,468		1,369,058		Total Financials		11,033,726
6.000%, 07/01/29	951		1,048		Utilities - 0.0%#
Total Fannie Mae			1,370,106		Wisconsin Electric Power Co., 3.60%	3,946	345,275
Freddie Mac - 0.0%#					Total Preferred Stocks
FHLMC Gold,					(Cost $8,303,211)		11,379,001
5.000%, 12/01/31	15,623		16,582
						Principal
U. S. Treasury Obligations - 1.8%						Amount
U. S. Treasury Bonds,				Short	-Term Investments - 25.2%
3.000%, 08/15/48[2]	21,295,000		22,043,653
					Joint Repurchase Agreements - 0.4%[8]
Total U.S. Government and Agency Obligations
(Cost $21,072,006)			23,430,341		Bank of Montreal, dated 03/29/19, due 04/01/19,
					2.580% total to be received $1,017,665
Foreign Government Obligations - 4.5%					(collateralized by various U.S. Treasuries,
Brazilian Government International Bonds					0.000% - 3.750%, 04/25/19 - 08/15/48,
8.500%, 01/05/24	6,650,000	BRL	1,740,904		totaling $1,037,795)	$1,017,446	1,017,446
10.250%, 01/10/28	5,750,000	BRL	1,656,586		Bank of Nova Scotia, dated 03/29/19, due
Canadian Government Bond					04/01/19, 2.670% total to be received
Series 0001					$1,274,517 (collateralized by various
0.750%, 09/01/20	15,225,000	CAD	11,262,296		U. S. Government Agency Obligations, 3.500%
European Investment Bank Bonds					- 4.571%, 12/01/33 - 02/01/49, totaling
0.000%, 03/10/21 [7]	5,000,000	AUD	3,405,244		$1,300,007)	1,274,233	1,274,233
Mexican Bonos					Cantor Fitzgerald Securities, Inc. , dated
Series M					03/29/19, du e 04/01/19, 2.650% total to be
8.000%, 12/07/23	122,500,000	MXN	6,353,194		received $524,802 (collateralized by various
					U. S. Government Agency Obligations and
Mexican Bonos Bonds					U. S. Treasuries, 0.000% - 10.000%, 04/15/19 -
Series M 7.750%, 05/29/31	49,000,000	MXN	2,439,315		10/20/68, totaling $535,180)	524,686	524,686
Series M 20 10.000%, 12/05/24 [2]	461,500,000	MXN	26,100,687
					Citigroup Global Markets, Inc. , dated 03/29/19,
Norway Government Bonds
					due 04/01/19, 2.650% total to be received
Series 474
3.750%, 05/25/21 [1]	13,210,000	NOK	1,611,226		$1,274,514 (collateralized by various
					U. S. Government Agency Obligations and
Total Foreign Government Obligations					U. S. Treasuries, 0.000% - 10.500%, 04/02/19 -
(Cost $79,688,541)			54,569,452		10/20/68, totaling $1,299,718)	1,274,233	1,274,233

	Shares				Jefferies LLC, dated 03/29/19, due 04/01/19,
Common Stocks - 1.5%					2.670% total to be received $1,274,517
					(collateralized by various U.S. Government
Communication Services - 0.8%					Agency Obligations, 0.000% - 6.625%,
AT&T, Inc.	314,704		9,869,118		04/03/19 - 07/15/36, totaling $1,299,727)	1,274,233	1,274,233
Health Care - 0.4%					Total Joint Repurchase Agreements		5,364,831
Bristol-Myers Squibb Co.	91,569		4,368,757

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

Principal
		Amount	Value				Shares	Value

	U. S. Government Obligations - 23.8%			Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
	U. S. Treasury Bills, 0.767%, 05/30/19 [2,9]	$100,000,000	$99,614,451	2.40		% [10]	3,906,617	$3,906,617
	U. S. Treasury Bills, 1.502%, 07/25/19 [2,9]	25,000,000	24,811,208	JPMorgan U.S. Government Money Market Fund,
				IM Shares, 2.39% [10]			4,025,000	4,025,000
	U. S. Treasury Bills, 1.727%, 08/08/19 [2,9]	5,000,000	4,957,537
				Total Other Investment Companies				11,838,233
	U. S. Treasury Bills, 1.790%, 08/15/19 [2,9]	100,000,000	99,099,944
Total Short-Term Investments
	U. S. Treasury Bills, 1.943%, 08/29/19 [9]	20,000,000	19,803,542	(Cost $308,333,336)				308,385,611
	U. S. Treasury Bills, 2.174%, 06/20/19 [2,9]	10,000,000	9,947,467	Total Investments - 99.4%
	U. S. Treasury Bills, 4.331%, 04/25/19 [2,9]	33,000,000	32,948,398	(Cost $1,182,107,860)				1,214,968,071
Total U.S. Government Obligations			291,182,547	Other Assets, less Liabilities - 0.6%				7,071,875
				Net Assets - 100.0%				$1,222,039,946
Shares
Other Investment Companies - 1.0%
Dreyfus Government Cash Management Fund,
	Institutional Shares, 2.34% [10]	3,906,616	3,906,616

†	Principal amount stated in U.S. dollars unless otherwise stated.			[8]	Cash collateral received from brokers for securities lending was invested in these
#	Less than 0.05%.			joint repurchase agreements.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This			[9]	Represents yield to maturity at March 31, 2019.
	security may be resold in transactions exempt from registration, normally to qualified			[10] Yield shown represents the March 31, 2019, seven day average yield, which refers to
	buyers. At March 31, 2019, the value of these securities amounted to $160,769,531 or			the sum of the previous seven days' dividends paid, expressed as an annual
	13.2% of net assets.			percentage.
[2]	Some or all of these securities, amounting to $82,415,766 or 6.7% of net assets, were			BKNT	Bank Note
	out on loan to various brokers and are collateralized by cash and various U. S. Treasury			EMTN	European Medium Term Note
	Obligations. See Notes to Schedules of Portfolio of Investments.			FHLMC Freddie Mac
[3]	Variable rate security. The rate shown is based on the latest available information as
				FNMA	Fannie Mae
of March 31, 2019.
				GMTN	Global Medium-Term Notes
[4]	Convertible Security. A corporate bond or preferred stock, usually a junior debenture,
	that can be converted, at the option of the holder, for a specific number of shares of			LIBOR	London Interbank Offered Rate
	the company’s preferred stock or common stock. The market value of convertible			MTN	Medium-Term Note
	bonds and convertible preferred stocks at March 31, 2019, amounted to $27,773,460 or			CURRENCY ABBREVIATIONS:
	2.3% of net assets.			AUD	Australian Dollar
[5]	Step Bond: A debt instrument with either deferred interest payments or an interest			BRL	Brazilian Real
rate that resets at specific times during its term.
				CAD	Canadian Dollar
[6]	Certain variable rate securities are not based on a published reference rate and
	spread but are determined by the issuer or agent and are based on current market			GBP	British Pound
	conditions. These securities do not indicate a reference rate and spread in their			MXN	Mexico Peso
	description above.			NOK	Norwegian Krone
[7]	Zero Coupon Bond.			NZD	New Zealand Dollar

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes †	—	$755,741,751	—	$755,741,751
Asset-Backed Securities	—	26,182,614	—	26,182,614
Mortgage-Backed Securities	—	2,817,302	—	2,817,302
Municipal Bonds	—	14,371,847	—	14,371,847
U. S. Government and Agency Obligations †	—	23,430,341	—	23,430,341
Foreign Government Obligations	—	54,569,452	—	54,569,452
Common Stocks ††	$18,090,152	—	—	18,090,152
Preferred Stocks ††	11,379,001	—	—	11,379,001
Short-Term Investments
Joint Repurchase Agreements	—	5,364,831	—	5,364,831
U. S. Government Obligations	—	291,182,547	—	291,182,547
Other Investment Companies	11,838,233	—	—	11,838,233
Total Investments in Securities	$41,307,386	$1,173,660,685	—	$1,214,968,071

† All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S.
government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2019:

Asset-Backed Securities
Balance as of December 31, 2018	$11,579,866
Accrued discounts (premiums)	(953)
Realized gain (loss)	(65,955)
Change in unrealized appreciation/depreciation	425,049
Purchases	—
Sales	(11,938,007)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2019	—
—
Net change in unrealized appreciation/depreciation on investments still held at March 31, 2019	—

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

% of Long-Term
Country	Investments
Australia	0.0#
Brazil	0.6
Canada	1.4
Cayman Islands	2.2
France	2.1
Ireland	1.1
Luxembourg	3.4
Malaysia	0.3
Mexico	4.7
Netherlands	3.1
Norway	0.2
South Korea	0.2
Spain	2.1
United Kingdom	3.5
United States	75.1
100.0

# Less than 0.05%.

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Principal				Principal
	Amount†		Value		Amount†	Value

Corporate Bonds and Notes - 45.7%				Broadcom Inc.
				4.250%, 04/15/26[1]	$25,000	$24,853
Financials - 13.7%
				Burlington Northern Santa Fe LLC
American Homes 4 Rent LP				4.050%, 06/15/48	65,000	66,974
4.900%, 02/15/29	$25,000		$25,923
				Covanta Holding Corp.
Bank of America Corp.				5.875%, 07/01/25	30,000	30,525
Series MTN
4.200%, 08/26/24	130,000		134,546	CSX Corp.
				3.800%, 03/01/28	70,000	71,804
Barclays PLC (United Kingdom)
3.650%, 03/16/25	200,000		195,008	CVS Health Corp.
				4.300%, 03/25/28	25,000	25,331
Brookfield Finance, Inc. (Canada)				4.100%, 03/25/25	50,000	51,332
4.850%, 03/29/29	25,000		25,705
				Delta Air Lines 2015-1 Class B Pass
Citigroup, Inc.				Through Trust
4.400%, 06/10/25	75,000		77,647	Series 15-1
Goodman Australia Industrial Fund Bond Issuer				4.250%, 07/30/23	53,687	55,151
Pty, Ltd. (Australia)				Embraer Netherlands Finance BV (Netherlands)
3.400%, 09/30/26 [1]	60,000		57,861	5.050%, 06/15/25	70,000	73,850
HSBC Holdings PLC (United Kingdom)				Enbridge, Inc. (Canada)
Series EMTN				2.900%, 07/15/22	25,000	24,927
5.750%, 12/20/27	55,000	GBP	86,235
				Energy Transfer Partners, LP
JPMorgan Chase & Co.				4.050%, 03/15/25	210,000	212,933
3.900%, 07/15/25	50,000		51,950
3.875%, 02/01/24	25,000		26,024	General Motors Financial Co., Inc.
				4.000%, 01/15/25[4]	120,000	117,560
Series X, (3 month LIBOR + 3.330%), 6.100%,
04/01/68 [2,3]	65,000		68,250	Glencore Finance Canada, Ltd. (Canada)
Lloyds Banking Group PLC (United Kingdom)				5.550%, 10/25/42[1,5]	115,000	114,847
4.500%, 11/04/24	200,000		203,232	Hyundai Capital America
Mid-America Apartments, LP				2.750%, 09/27/26[1]	85,000	77,941
4.200%, 06/15/28	95,000		98,190	Intel Corp.
Old Republic International Corp.				3.700%, 07/29/25	100,000	104,820
4.875%, 10/01/24	100,000		105,467	INVISTA Finance LLC
Santander Holdings USA, Inc.				4.250%, 10/15/19[1]	130,000	130,541
2.650%, 04/17/20	110,000		109,618	Kinder Morgan Energy Partners, LP
Ventas Realty, LP				4.250%, 09/01/24[4]	110,000	114,782
3.100%, 01/15/23 [4]	70,000		69,988	KT Corp. (South Korea)
Total Financials			1,335,644	2.500%, 07/18/26 [1]	200,000	188,179
Industrials - 24.7%				Latam Airlines 2015-1 Pass Through
Air Canada 2017-1 Class AA Pass Through Trust				Trust A (Chile)
(Canada)				4.200%, 11/15/27	45,498	44,788
3.300%, 01/15/30[1]	48,720		47,337	Nissan Motor Acceptance Corp.
				3.650%, 09/21/21[1]	60,000	60,324
Alfa, SAB de CV (Mexico)
5.250%, 03/25/24 [1]	200,000		209,480	Petrobras Global Finance BV (Netherlands)
America Movil SAB de CV (Mexico)				5.999%, 01/27/28	15,000	15,180
6.450%, 12/05/22	4,000,000	MXN	189,591	Southern Copper Corp. (Peru)
American Airlines 2017-2 Class B Pass				3.875%, 04/23/25	130,000	131,510
Through Trust				Teva Pharmaceutical Finance Co. LLC
Series B				6.150%, 02/01/36	35,000	33,998
3.700%, 10/15/25	23,736		23,170	Whiting Petroleum Corp.
Anheuser-Busch InBev Worldwide, Inc.				6.625%, 01/15/26[4]	40,000	39,200
4.750%, 01/23/29	45,000		47,943

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

	Principal				Principal
	Amount†		Value		Amount†		Value

Industrials - 24.7% (continued)				Colombian TES
YPF, S. A. (Argentina)				Series B
8.500%, 07/28/25 [1]	$70,000		$68,687	6.250%, 11/26/25	189,000,000	COP	$59,926
Total Industrials			2,397,558	Dominican Republic International, Bonds
				8.625%, 04/20/27	$100,000		117,126
Utilities - 7.3%
				Export Development Canada
CenterPoint Energy, Inc.				1.800%, 09/01/22	55,000	CAD	41,233
3.850%, 02/01/24	30,000		30,594
				French Republic Government Bond OAT
Duke Energy Corp.				1.750%, 11/25/24	20,000	EUR	24,955
3.150%, 08/15/27	70,000		68,659	4.250%, 10/25/23	375,000	EUR	510,038
Emgesa, S.A. ESP (Colombia)				Hellenic Republic Government Bond
8.750%, 01/25/21	320,000,000	COP	104,767	3.750%, 01/30/28	45,000	EUR	51,013
Empresas Publicas de Medellin ESP (Colombia)				Indonesia Government International Bonds
8.375%, 02/01/21[1]	390,000,000	COP	123,959	4.750%, 01/08/26[1]	200,000		211,245
Enel Chile, S. A. (Chile)				Indonesia Treasury Bonds
4.875%, 06/12/28	20,000		21,092	Series FR53
Enel Finance International NV (Netherlands)				8.250%, 07/15/21	856,000,000	IDR	61,958
4.625%, 09/14/25 [1]	200,000		206,850	International Bank for Reconstruction &
Enel Finance International, N. V. (Netherlands)				Development
1.375%, 06/01/26	100,000	EUR	115,063	8.400%, 10/12/21	900,000,000	IDR	64,529
Virginia Electric & Power Co.				Italy Buoni Poliennali Del Tesoro
Series A				2.000%, 02/01/28	115,000	EUR	126,182
3.800%, 04/01/28	40,000		41,372	5.000%, 03/01/22	90,000	EUR	112,653
Total Utilities			712,356	Korea Treasury Bond
				Series 2209
Total Corporate Bonds and Notes				2.000%, 09/10/22	189,070,000	KRW	167,828
(Cost $4,667,437)			4,445,558
				Mexican Bonos
U. S. Government and Agency Obligations -				Series M 5.750%, 03/05/26	3,630,000	MXN	165,194
16.6%				Series M 6.500%, 06/10/21	850,000	MXN	42,640
U. S. Treasury Obligations - 16.6%				Series M 8.000%, 12/07/23	1,600,000	MXN	82,980
U. S. Treasury Notes,				New South Wales Treasury Corp., Bonds
1.625%, 08/31/19	340,000		338,712	Series 22
1.875%, 03/31/22	555,000		549,406	6.000%, 03/01/22	150,000	AUD	119,734
2.875%, 10/15/21	240,000		243,637	Norway Government Bonds
3.125%, 11/15/28	455,000		482,638	Series 474
Total U. S. Treasury Obligations			1,614,393	3.750%, 05/25/21[1]	485,000	NOK	59,156
Foreign Government Obligations - 35.5%				Republic of Poland Government Bond
Argentine Republic Government				Series 0726
International Bond				2.500%, 07/25/26	240,000	PLN	62,356
7.125%, 06/28/17	95,000		70,110	South Africa Government Bond
7.625%, 04/22/46	150,000		118,125	Series R213
Australia Government Bond				7.000%, 02/28/31	2,680,000	ZAR	155,829
Series 133				Spain Government Bonds
5.500%, 04/21/23	75,000	AUD	61,831	1.600%, 04/30/25 [1]	95,000	EUR	114,263
				4.400%, 10/31/23[1]	105,000	EUR	140,886
Bonos de la Tesoreria de la Republica en pesos
4.000%, 03/01/23 [1]	20,000,000	CLP	29,731	Thailand Government Bonds
4.500%, 03/01/26	45,000,000	CLP	68,308	2.125%, 12/17/26	5,000,000	THB	155,106
Brazil Notas Do Tesouro Nacional				U. K. Gilt Bonds
10.000%, 01/01/21	460,000	BRL	122,713	1.750%, 07/22/19	105,000	GBP	137,165
Bundesrepublik Deutschland Bundesanleihe				2.000%, 09/07/25	130,000	GBP	182,436
0.500%, 08/15/27	20,000	EUR	23,805	Total Foreign Government Obligations
				(Cost $3,580,185)			3,461,054

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

Principal
	Amount	Value					Shares	Value
Short-Term Investments - 3.0%			JPMorgan U.S. Government Money Market Fund,
Joint Repurchase Agreements - 2.2%[6]			IM Shares, 2.39% [7]				26,189	$26,189
Bank of Nova Scotia, dated 03/29/19, due			Total Other Investment Companies					77,025
04/01/19, 2.670% total to be received $213,931			Total Short-Term Investments
(collateralized by various U. S. Government			(Cost $290,908)					290,908
Agency Obligations, 3.500% - 4.571%,			Total Investments - 100.8%
12/01/33 - 02/01/49, totaling $218,209)	$213,883	$213,883	(Cost $10,138,197)					9,811,913
	Shares		Other Assets, less Liabilities - (0.8)%					(75,541)
Other Investment Companies - 0.8%			Net Assets - 100.0%					$9,736,372
Dreyfus Government Cash Management Fund,
Institutional Shares, 2.34% [7]	25,418	25,418
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
2.40% [7]	25,418	25,418

† Principal amount stated in U.S. dollars unless otherwise stated.			LIBOR	London Interbank Offered Rate
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This			MTN	Medium-Term Note
security may be resold in transactions exempt from registration, normally to qualified			CURRENCY ABBREVIATIONS:
buyers. At March 31, 2019, the value of these securities amounted to $1,866,140 or 19.2%			AUD	Australian Dollar
of net assets.
			BRL	Brazilian Real
[2] Variable rate security. The rate shown is based on the latest available information as of
March 31, 2019.			CAD	Canadian Dollar
[3] Perpetuity Bond. The date shown is the final call date.			CLP	Chile Peso
[4] Some or all of these securities, amounting to $206,254 or 2.1% of net assets, were out			COP	Colombia Peso
on loan to various brokers and are collateralized by cash. See Notes to Schedules of			EUR	Euro Dollar
Portfolio of Investments.			GBP	British Pound
[5] Step Bond: A debt instrument with either deferred interest payments or an interest			IDR	Indonesia Rupiah
rate that resets at specific times during its term.			KRW	Korean Won
[6] Cash collateral received from brokers for securities lending was invested in these joint			MXN	Mexico Peso
repurchase agreements.
			NOK	Norwegian Krone
[7] Yield shown represents the March 31, 2019, seven day average yield, which refers to
the sum of the previous seven days' dividends paid, expressed as an annual			PLN	Poland Zloty
percentage.			THB	Thailand Baht
EMTN European Medium Term Note			ZAR	South Africa Rand

Open Futures Contracts
							Current	Value and
				Number of		Expiration	Notional	Unrealized
Description		Currency		Contracts	Position	Date	Amount	Gain/(Loss)
10-Year U.S. Treasury Note			USD	3	Long	06/19/19	$372,656	$5,830

CURRENCY ABBREVIATIONS:

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

Open Forward Foreign Currency Contracts at March 31, 2019
Currency		Currency					Receivable
Purchased	Amount	Sold	Amount	Expiration	Counterparty		Amount
Canadian Dollar	515,000	U. S. Dollar	384,828	06/19/19	UBS		1,332
Euro	1,208,000	U. S. Dollar	1,375,030	06/19/19	MS		(10,597)
Japanese Yen	199,950,000	U. S. Dollar	1,809,006	06/19/19	CS		6,615
Sweden Krona	580,000	U.S. Dollar	62,957	06/19/19	UBS		(191)
U. S. Dollar	79,188	Australian Dollar	112,000	06/19/19	CS		(457)
U. S. Dollar	91,633	Brazilian Real	345,000	06/04/19	ML		3,947
U. S. Dollar	110,630	Colombia Peso	352,710,000	06/19/19	CS		470
U. S. Dollar	293,178	Euro	258,000	06/19/19	MS		1,768
U. S. Dollar	197,247	Japanese Yen	21,650,000	06/19/19	CS		656
U. S. Dollar	267,469	Mexico Peso	5,285,000	06/19/19	UBS		(1,287)
U. S. Dollar	152,242	Thailand Baht	4,825,000	06/19/19	UBS		(120)
Total Forward Foreign Currency Contracts							$2,136
CS: Credit Suisse
ML: Merrill Lynch
MS: Morgan Stanley
UBS: UBS Securities LLC
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
				Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes †				—	$4,445,558	—	$4,445,558
U. S. Government and Agency Obligations †				—	1,614,393	—	1,614,393
Foreign Government Obligations				—	3,461,054	—	3,461,054
Short-Term Investments
Joint Repurchase Agreements				—	213,883	—	213,883
Other Investment Companies				$77,025	—	—	77,025
Total Investments in Securities				$77,025	$9,734,888	—	$9,811,913
Financial Derivative Instruments - Assets
Foreign Currency Exchange Contracts				—	$14,788	—	$14,788
Interest Rate Futures Contracts				$5,830	—	—	5,830
Financial Derivative Instruments - Liabilities
Foreign Currency Exchange Contracts				—	(12,652)	—	(12,652)
Total Financial Derivative Instruments				$5,830	$2,136	—	$7,966

† All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S.
government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

% of Long-Term
Country	Investments
Argentina	2.7
Australia	2.5
Brazil	1.3
Canada	2.7
Chile	1.7
Colombia	3.0
Dominican Republic	1.2
France	5.6
Germany	0.3
Greece	0.5
Indonesia	2.9
Italy	2.5
Mexico	7.3
Netherlands	4.3
Norway	0.6
Peru	1.4
Poland	0.7
South Africa	1.6
South Korea	3.7
Spain	2.7
Thailand	1.6
United Kingdom	8.5
United States	40.7
100.0

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 98.5%			Steven Madden, Ltd.	41,720	$1,411,805
Communication Services - 2.5%			Strategic Education, Inc. [1]	7,095	931,644
Care.com, Inc.*	20,300	$401,128	Tailored Brands, Inc.	20,515	160,838
CarGurus, Inc.*	18,915	757,735	TopBuild Corp. *	21,007	1,361,674
Cogent Communications Holdings, Inc.	18,578	1,007,856	Weight Watchers International, Inc. *	22,839	460,206
Nexstar Media Group, Inc., Class A	5,572	603,838	YETI Holdings, Inc.*,1	60,774	1,838,413
Shenandoah Telecommunications Co.	18,036	800,077	Total Consumer Discretionary		30,962,733
Sinclair Broadcast Group, Inc. , Class A	14,300	550,264	Consumer Staples - 5.0%
Vonage Holdings Corp.*	15,396	154,576	BJ's Wholesale Club Holdings, Inc. *	24,958	683,849
			Calavo Growers, Inc. [1]	23,791	1,994,875
World Wrestling Entertainment,
Inc. , Class A	9,952	863,635	The Chefs' Warehouse, Inc.*	12,690	394,025
Yelp, Inc.*,1	11,319	390,505	Inter Parfums, Inc.	44,043	3,341,542
Total Communication Services		5,529,614	J&J Snack Foods Corp.[1]	16,062	2,551,288
Consumer Discretionary - 14.1%			Medifast, Inc.	6,618	844,126
American Eagle Outfitters, Inc.	36,990	820,068	Sprouts Farmers Market, Inc. *,1	7,664	165,083
Big Lots, Inc.[1]	2,885	109,688	Turning Point Brands, Inc.	6,815	314,103
BJ's Restaurants, Inc. [1]	13,745	649,864	USANA Health Sciences, Inc.*	9,179	769,843
Bright Horizons Family Solutions, Inc. *	6,905	877,695	Total Consumer Staples		11,058,734
Brinker International, Inc.	10,200	452,676	Energy - 1.7%
Chegg, Inc.*,1	75,250	2,868,530	Cactus, Inc. , Class A *	16,498	587,329
Churchill Downs, Inc.	3,709	334,774	Callon Petroleum Co. *,1	199,592	1,506,920
Cooper-Standard Holdings, Inc. *	2,714	127,449	Carrizo Oil & Gas, Inc. *,1	10,400	129,688
Cracker Barrel Old Country Store, Inc. [1]	1,000	161,610	CONSOL Energy, Inc.*	7,900	270,338
Dave & Buster's Entertainment, Inc.	6,597	328,992	CVR Energy, Inc.[1]	8,000	329,600
Deckers Outdoor Corp. *	6,892	1,013,055	Delek US Holdings, Inc.[1]	12,353	449,896
Dine Brands Global, Inc.	6,200	565,998	Denbury Resources, Inc.*	123,149	252,455
Eldorado Resorts, Inc. *,1	5,408	252,499	Pioneer Energy Services Corp. *	54,203	95,939
Etsy, Inc.*,1	31,658	2,128,051	Total Energy		3,622,165
Five Below, Inc. *	1,554	193,084	Financials - 6.3%
Fox Factory Holding Corp. *,1	18,940	1,323,717	Banc of California, Inc.	59,973	830,026
Grand Canyon Education, Inc. *	7,062	808,670	CenterState Bank Corp.	81,987	1,952,111
iRobot Corp. *,1	9,975	1,173,958	Central Pacific Financial Corp.	2,900	83,636
Libbey, Inc.	20,542	58,339	City Holding Co.	3,900	297,141
Malibu Boats, Inc. , Class A *	59,061	2,337,634	eHealth, Inc.*	9,836	613,176
MarineMax, Inc. *,1	21,000	402,360	Essent Group, Ltd. (Bermuda) *	9,500	412,775
Ollie's Bargain Outlet Holdings, Inc. *,1	5,179	441,924	Evercore, Inc., Class A	10,549	959,959
Oxford Industries, Inc. [1]	10,715	806,411	First Financial Bankshares Inc. [1]	4,317	249,436
Planet Fitness, Inc. , Class A *	37,864	2,602,014	Goosehead Insurance, Inc. , Class A	41,682	1,162,094
RH*,1	8,369	861,589	Green Dot Corp., Class A*	9,327	565,683
Roku, Inc.*,1	12,615	813,794	Heritage Insurance Holdings, Inc.	10,318	150,643
Sally Beauty Holdings, Inc. *,1	21,900	403,179	James River Group Holdings, Ltd. (Bermuda)	2,400	96,192
SeaWorld Entertainment, Inc. *	24,403	628,621	Kemper Corp.	6,730	512,422
Skyline Champion Corp.	65,890	1,251,910	Lakeland Financial Corp.[1]	8,200	370,804

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value

Financials - 6.3% (continued)			Evolus, Inc. *,1	8,900	$200,873

LegacyTexas Financial Group, Inc.	21,713	$811,849	FibroGen, Inc.*,1	5,369	291,805

LendingTree, Inc. *,1	3,811	1,339,795	Genomic Health, Inc.*	9,227	646,351

National General Holdings Corp.	43,013	1,020,699	Glaukos Corp.*,1	18,318	1,435,582

NMI Holdings, Inc., Class A*	19,940	515,848	Global Blood Therapeutics, Inc.*,1	1,600	84,688

Noah Holdings, Ltd., ADR (Cayman Islands) *,1	3,314	160,596	Globus Medical, Inc. , Class A *	7,645	377,739

Universal Insurance Holdings, Inc. [1]	10,005	310,155	Guardant Health, Inc.*,1	7,434	570,188

Walker & Dunlop, Inc.	7,900	402,189	GW Pharmaceuticals PLC,
			ADR (United Kingdom)*	4,679	788,739
Webster Financial Corp.	6,244	316,384
			Haemonetics Corp.*	3,936	344,321
Western Alliance Bancorp*	3,900	160,056
			Halozyme Therapeutics, Inc. *	48,555	781,736
Wintrust Financial Corp.	2,370	159,572
			Heron Therapeutics, Inc. *,1	2,200	53,768
WSFS Financial Corp.	8,800	339,680
			Heska Corp.*,1	16,634	1,415,886
Total Financials		13,792,921
			HMS Holdings Corp.*	38,254	1,132,701
Health Care - 27.3%
			Horizon Pharma PLC (Ireland)*	17,135	452,878
ACADIA Pharmaceuticals, Inc. *	2,700	72,495
			Immunomedics, Inc.*	3,700	71,077
Acceleron Pharma, Inc. *,1	4,488	209,006
			*,1
Addus HomeCare Corp. *	2,900	184,411	Innoviva, Inc.	45,884	643,753
			Insmed, Inc.*	2,200	63,954
Adeptus Health, Inc.[2,3]	24,574	0
			Inspire Medical Systems, Inc. *	14,783	839,379
Agios Pharmaceuticals, Inc. *,1	4,032	271,918
			Insulet Corp. *,1	3,518	334,527
Allogene Therapeutics, Inc. *,1	8,830	255,275
			Integer Holdings Corp.*	9,012	679,685
Amarin Corp. PLC, ADR (Ireland) *,1	21,000	435,960
			Intercept Pharmaceuticals, Inc.*,1	3,533	395,201
Amedisys, Inc. *	7,340	904,728
			Invitae Corp. *	21,626	506,481
Amicus Therapeutics, Inc. *	4,700	63,920
			iRhythm Technologies, Inc.*,1	8,999	674,565
AnaptysBio, Inc.*,1	600	43,830
			Ironwood Pharmaceuticals, Inc.*,1	4,000	54,120
ANI Pharmaceuticals, Inc. *,1	3,300	232,782

Arena Pharmaceuticals, Inc. *,1	1,100	49,313	LeMaitre Vascular, Inc.	32,465	1,006,415
			Ligand Pharmaceuticals, Inc.*,1	600	75,426
Argenx SE, ADR (Netherlands)*,1	6,011	750,413
			Masimo Corp.*	5,108	706,334
Array BioPharma, Inc. *,1	51,994	1,267,614
			Medidata Solutions, Inc. *,1	24,219	1,773,800
Assertio Therapeutics, Inc. *	136,507	692,090
			Medpace Holdings, Inc.*,1	37,637	2,219,454
Audentes Therapeutics, Inc. *	10,112	394,570
			Mirati Therapeutics, Inc. *	11,100	813,630
BioTelemetry, Inc. *,1	35,819	2,242,986
			Molina Healthcare, Inc.*	6,638	942,330
Blueprint Medicines Corp. *,1	12,386	991,499
			*
Cambrex Corp.*,1	48,860	1,898,211	Momenta Pharmaceuticals Inc.	2,100	30,513
			Myovant Sciences, Ltd. (Bermuda)*	20,724	494,682
CareDx, Inc. *,1	35,682	1,124,697
			Myriad Genetics, Inc. *	10,350	343,620
Chemed Corp.	1,865	596,931
			Neogen Corp.*	26,215	1,504,479
Clovis Oncology, Inc. *,1	1,200	29,784
			NeoGenomics, Inc.*	66,180	1,354,043
Codexis, Inc.*,1	13,689	281,035
			Nevro Corp.*,1	5,177	323,614
Computer Programs & Systems, Inc.	14,500	430,505
			NuVasive, Inc.*	4,840	274,864
Denali Therapeutics, Inc. *,1	23,974	556,676
			Pacira Pharmaceuticals, Inc. *	19,269	733,378
Emergent BioSolutions, Inc. *	11,742	593,206
			*
Enanta Pharmaceuticals, Inc. *,1	500	47,760	PDL BioPharma, Inc.	78,443	291,808
			Penumbra, Inc.*,1	6,630	974,676
Encompass Health Corp.	6,900	402,960

The Ensign Group, Inc.	3,600	184,284	Phibro Animal Health Corp., Class A	3,600	118,800

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Health Care - 27.3% (continued)			Kennametal, Inc.	10,786	$396,385
Portola Pharmaceuticals, Inc. *,1	1,900	$65,930	Knoll, Inc.	15,191	287,262
PRA Health Sciences, Inc. *	37,210	4,103,891	Korn Ferry	26,632	1,192,581
PTC Therapeutics, Inc. *,1	1,400	52,696	Marten Transport, Ltd.	73,359	1,307,991
REGENXBIO, Inc.*,1	700	40,117	Mercury Systems, Inc. *,1	27,080	1,735,286
Repligen Corp. *,1	60,315	3,563,410	Milacron Holdings Corp. *	31,400	355,448
Sage Therapeutics, Inc. *,1	3,439	546,973	NV5 Global, Inc. *,1	6,267	372,009
Sarepta Therapeutics, Inc. *	2,137	254,709	Quad/Graphics, Inc.[1]	14,318	170,384
Spectrum Pharmaceuticals, Inc. *	3,100	33,139	RBC Bearings, Inc.*	3,775	480,067
Supernus Pharmaceuticals, Inc. *,1	31,515	1,104,286	Rush Enterprises, Inc. , Class A	27,601	1,153,998
Tabula Rasa HealthCare, Inc. *,1	30,882	1,742,362	Saia, Inc.*	21,440	1,309,984
Tactile Systems Technology, Inc. *,1	28,441	1,499,410	SiteOne Landscape Supply, Inc.*,1	29,062	1,660,893
Tandem Diabetes Care, Inc. *	25,436	1,615,186	Tetra Tech, Inc.	2,500	148,975
Teladoc Health, Inc. *,1	4,998	277,889	Trex Co., Inc. *,1	7,240	445,405
Tenet Healthcare Corp. *,1	15,776	454,980	Total Industrials		27,013,001
Theravance Biopharma, Inc. (Cayman Islands) *,1	12,515	283,715	Information Technology - 27.4%
Ultragenyx Pharmaceutical, Inc. *,1	7,035	487,948	Acacia Communications, Inc.*	12,499	716,818
uniQure, N. V. (Netherlands) *	11,782	702,796	Advanced Energy Industries, Inc. *	9,746	484,181
Vanda Pharmaceuticals, Inc. *	18,481	340,050	Alarm.com Holdings, Inc.*	4,443	288,351
Wright Medical Group, N. V. (Netherlands) *	25,035	787,351	Alteryx, Inc. , Class A *,1	11,086	929,783
Total Health Care		59,987,560	Anaplan, Inc.*,1	11,197	440,714
Industrials - 12.3%			Appfolio, Inc., Class A*	13,998	1,111,441
Advanced Disposal Services, Inc. *	35,997	1,007,916	Appian Corp.*,1	12,126	417,498
Aerovironment, Inc. *,1	7,490	512,391	Box, Inc. , Class A *	101,174	1,953,670
ArcBest Corp.[1]	10,400	320,216	Cabot Microelectronics Corp.	15,216	1,703,583
ASGN, Inc.*	5,665	359,671	Cardtronics PLC, Class A (United Kingdom) *,1	16,300	579,954
Atkore International Group, Inc. *	21,900	471,507	CommVault Systems, Inc. *	3,600	233,064
Axon Enterprise, Inc. *	46,363	2,522,611	Cornerstone OnDemand, Inc.*	6,357	348,236
Brady Corp., Class A	1,600	74,256	Coupa Software, Inc.*	18,540	1,686,769
Chart Industries, Inc. *	16,709	1,512,499	Diodes, Inc.*	14,300	496,210
Cimpress, N. V. (Netherlands) *	3,302	264,589	Elastic, N.V. (Netherlands) *	5,381	429,780
Comfort Systems USA, Inc.	26,967	1,412,801	Entegris, Inc. [1]	6,165	220,029
Curtiss-Wright Corp.	3,375	382,522	EPAM Systems, Inc.*	3,262	551,702
Deluxe Corp.	15,587	681,464	Everbridge, Inc.*,1	18,651	1,399,012
DXP Enterprises, Inc. *	7,212	280,691	Everi Holdings, Inc.*	21,921	230,609
EMCOR Group, Inc.	6,400	467,712	EVERTEC, Inc. (Puerto Rico)	19,100	531,171
EnerSys	5,100	332,316	Evo Payments, Inc. , Class A *	87,286	2,535,658
Generac Holdings, Inc. *	28,777	1,474,246	Five9, Inc.*	38,075	2,011,502
Harsco Corp. *	21,320	429,811	HubSpot, Inc. *	9,032	1,501,209
Heidrick & Struggles International, Inc.	11,800	452,294	Inphi Corp.*	14,133	618,177
Hub Group Inc. , Class A *	2,900	118,465	Insight Enterprises, Inc. *	9,800	539,588
Insperity, Inc.	20,968	2,592,903	j2 Global, Inc.[1]	16,209	1,403,699
Kadant, Inc.	3,700	325,452	LogMeIn, Inc.	2,000	160,200

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value			Shares	Value
Information Technology - 27.4%				Marcus & Millichap, Inc. *	2,300	$93,679
(continued)				Total Real Estate		590,279
MAXIMUS, Inc.	44,095	$3,129,863		Total Common Stocks
Mesa Laboratories, Inc.	10,079	2,323,210		(Cost $199,008,372)		216,163,287
Mimecast, Ltd. (Jersey) *	60,975	2,887,166			Principal
Monolithic Power Systems, Inc.	4,368	591,820			Amount
Monotype Imaging Holdings Inc.	15,600	310,284	Short	-Term Investments - 6.7%
Nanometrics, Inc. *	4,800	148,224		Joint Repurchase Agreements - 4.1%[4]
New Relic, Inc.*	8,540	842,898		Bank of Montreal, dated 03/29/19, due 04/01/19,
				2.580% total to be received $443,398
Novanta, Inc. (Canada) *	3,676	311,467		(collateralized by various U.S. Treasuries,
Okta, Inc. *	10,494	868,169		0.000% - 3.750%, 04/25/19 - 08/15/48, totaling
Paycom Software, Inc. *,1	2,523	477,175		$452,169)	$443,303	443,303
Paylocity Holding Corp. *	15,487	1,381,286		Cantor Fitzgerald Securities, Inc. , dated 03/29/19,
				due 04/01/19, 2.650% total to be received
Pegasystems, Inc.	64,140	4,169,100		$2,109,020 (collateralized by various
Progress Software Corp.	16,406	727,934		U. S. Government Agency Obligations and
Qualys, Inc.*,1	35,943	2,973,924		U. S. Treasuries, 0.000% - 10.000%, 04/15/19 -
				10/20/68, totaling $2,150,725)	2,108,554	2,108,554
Quantenna Communications, Inc. *	4,157	101,140
				Citigroup Global Markets, Inc. , dated 03/29/19,
RingCentral, Inc. , Class A *	6,290	678,062		due 04/01/19, 2.650% total to be received
SailPoint Technologies Holding, Inc. *	8,051	231,225		$2,109,020 (collateralized by various
				U. S. Government Agency Obligations and
Science Applications International Corp.	5,200	400,140		U. S. Treasuries, 0.000% - 10.500%, 04/02/19 -
Semtech Corp. *	11,379	579,305		10/20/68, totaling $2,150,725)	2,108,554	2,108,554
Silicon Laboratories, Inc. *	17,192	1,390,145		Jefferies LLC, dated 03/29/19, due 04/01/19,
SPS Commerce, Inc.*	14,343	1,521,219		2.670% total to be received $2,109,023
				(collateralized by various U.S. Government
The Trade Desk, Inc. , Class A *,1	6,965	1,378,722		Agency Obligations, 0.000% - 6.625%,
Twilio, Inc., Class A *,1	10,265	1,326,033		04/03/19 - 07/15/36, totaling $2,150,741)	2,108,554	2,108,554
Virtusa Corp. *	9,300	497,085		MUFG Securities America Inc. , dated 03/29/19,
Wix.com, Ltd. (Israel) *	5,474	661,423		due 04/01/19, 2.630% total to be received
				$2,109,016 (collateralized by various
WNS Holdings, Ltd., ADR (Jersey) *	68,734	3,661,460		U. S. Government Agency Obligations, 3.000% -
Workiva, Inc. *	29,681	1,504,827		5.000%, 01/01/29 - 01/01/49, totaling
				$2,150,725)	2,108,554	2,108,554
Zscaler, Inc. *,1	21,605	1,532,443
				Total Joint Repurchase Agreements		8,877,519
Total Information Technology		60,128,357
Materials - 1.6%					Shares
Ingevity Corp.*	6,623	699,455		Other Investment Companies - 2.6%
Louisiana-Pacific Corp.	5,894	143,696		Dreyfus Government Cash Management Fund,
				Institutional Shares, 2.34%[5]	5,676,828	5,676,828
Quaker Chemical Corp.[1]	8,688	1,740,467
				Total Short-Term Investments
Stepan Co.	3,900	341,328		(Cost $14,554,347)		14,554,347
Trinseo, S.A. (Luxembourg)	12,207	552,977		Total Investments - 105.2%
Total Materials		3,477,923		(Cost $213,562,719)		230,717,634
Real Estate - 0.3%				Other Assets, less Liabilities - (5.2)%		(11,334,810)
HFF, Inc. , Class A	10,400	496,600		Net Assets - 100.0%		$219,382,824

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

* Non-income producing security.	[4] Cash collateral received from brokers for securities lending was invested in these joint
[1] Some or all of these securities, amounting to $60,923,400 or 27.8% of net assets, were	repurchase agreements.
out on loan to various brokers and are collateralized by cash and various U. S. Treasury	[5] Yield shown represents the March 31, 2019, seven day average yield, which refers to
Obligations. See Notes to Schedules of Portfolio of Investments.	the sum of the previous seven days' dividends paid, expressed as an annual
[2] Escrow shares	percentage.
[3] Security's value was determined by using significant unobservable inputs.	ADR American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$60,128,357	—	—	$60,128,357
Health Care	59,987,560	—	$0	59,987,560
Consumer Discretionary	30,962,733	—	—	30,962,733
Industrials	27,013,001	—	—	27,013,001
Financials	13,792,921	—	—	13,792,921
Consumer Staples	11,058,734	—	—	11,058,734
Communication Services	5,529,614	—	—	5,529,614
Energy	3,622,165	—	—	3,622,165
Materials	3,477,923	—	—	3,477,923
Real Estate	590,279	—	—	590,279
Short-Term Investments
Joint Repurchase Agreements	—	$8,877,519	—	8,877,519
Other Investment Companies	5,676,828	—	—	5,676,828
Total Investments in Securities	$221,840,115	$8,877,519	$0	$230,717,634

At March 31, 2019, the Level 3 common stock was received as a result of a corporate action. The security's value was determined by using significant unobservable inputs.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features
(generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value. Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments
(including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation
Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the
“Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Notes to Schedules of Portfolio of Investments (continued)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at March 31, 2019, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received
AMG Managers Loomis Sayles Bond Fund	$82,415,766	$5,364,831	$79,182,836	$84,547,667
AMG Managers Global Income Opportunity Fund	206,254	213,883	—	213,883
AMG Managers Special Equity Fund	60,923,400	8,877,519	53,283,718	62,161,237

The following table summarizes the securities received as collateral for securities lending:
		Securities
	Collateral	Collateral	Coupon	Maturity
Fund	Type	Received	Range	Date Range
AMG Managers Loomis Sayles Bond Fund	U.S. Government Obligations	$19,760,578	1.750%-8.500%	10/01/19-10/20/48
AMG Managers Loomis Sayles Bond Fund	U.S. Treasury Obligations	59,422,258	0.000%-6.125%	04/04/19-02/15/49
AMG Managers Special Equity Fund	U. S. Treasury Obligations	53,283,718	0.000%-8.750%	04/04/19-11/15/48